Operating Segments - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments			2		2
Sales
Segment Reporting Information [Line Items]
Percentage of total consolidated revenues by customer					12.00%
Sales | International
Segment Reporting Information [Line Items]
Percentage of total consolidated revenues	15.00%	16.00%	16.00%	23.00%
Sales | United States Government
Segment Reporting Information [Line Items]
Percentage of total consolidated revenues by customer	60.00%	62.00%	60.00%	56.00%	64.00%	66.00%